EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2024

The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Floating-Rate Advantage Fund
Ralph H. Hinckley	$50,001 - $100,000	$100,001 - $500,000
Jake T. Lemle	$100,001 - $500,000	$100,001 - $500,000
Andrew N. Sveen	Over $1,000,000	Over $1,000,000
Floating-Rate Fund
Ralph H. Hinckley	None	$100,001 - $500,000
Jake T. Lemle	None	$100,001 - $500,000
Andrew N. Sveen	None	Over $1,000,000
Floating-Rate & High Income Fund
Stephen Concannon	None	$100,001 - $500,000
Kelley Gerrity	None	None
Ralph H. Hinckley	None	$100,001 - $500,000
Jake T. Lemle	None	$100,001 - $500,000
Andrew N. Sveen	None	Over $1,000,000

May 8, 2024